Convertible Notes - Schedule of Fixed Conversion Prices (Details)	Jun. 30, 2025 $ / shares
First Closing of First Tranche [Member]
Schedule of Fixed Conversion Prices [Line Items]
Conversion Price	$ 4.71
Second Closing of First Tranche [Member]
Schedule of Fixed Conversion Prices [Line Items]
Conversion Price	4.66
Third Closing of First Tranche [Member]
Schedule of Fixed Conversion Prices [Line Items]
Conversion Price	3.06
First Closing of Second Tranche [Member]
Schedule of Fixed Conversion Prices [Line Items]
Conversion Price	$ 1.7